Property and Equipment, Net (Tables)	12 Months Ended
May 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net
Property and equipment, net, consisted of the following:

	As of May 31,
	2020	2021
	US$	US$
Buildings	178,782	205,292
Transportation equipment	9,172	8,302
Furniture and education equipment	195,262	279,751
Computer equipment and software	95,385	145,216
Leasehold improvements	579,231	839,150
Construction in progress	44,856	63,060

	1,102,688	1,540,771
Less: accumulated depreciation	(453,218)	(609,768)
Less: accumulated impairment loss	—	(29,541)
Exchange differences	22,985	(36,432)

	672,455	865,030